Consolidated Statements of Changes in Shareholders' Equity and Comprehensive Income (USD $)	Total	Preferred Stock	Warrants	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Income	Retained Earnings
Balance at at Mar. 31, 2011	$ 76,012,205	$ 22,000,000	$ 400,000	$ 30,884	$ 10,176,375	$ (4,330,712)	$ 3,637,675	$ 44,097,983
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,795,375							1,795,375
Other Comprehensive Income, Net Of Tax:	2,895,898						2,895,898
Redemption Of Mandatorily Redeemable Financial Instrument		0
Redemption Of Mandatorily Redeemable Financial Instrument	1,417,312
Stock Compensation Expense	33,123							0
Cash Dividends On Preferred Stock	(440,000)							(440,000)
Cash Dividends On Common Stock	(942,027)							(942,027)
Balance at at Mar. 31, 2012	80,771,886	22,000,000	400,000	31,449	11,626,245	(4,330,712)	6,533,573	44,511,331
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	1,954,949							1,954,949
Other Comprehensive Income, Net Of Tax:	897,737						897,737
Stock Compensation Expense	4,472				4,472
Cash Dividends On Preferred Stock	(330,000)							(330,000)
Cash Dividends On Common Stock	(706,560)							(706,560)
Balance at at Dec. 31, 2012	82,592,484	22,000,000	400,000	31,449	11,630,717	(4,330,712)	7,431,310	45,429,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income	3,791,162							3,791,162
Other Comprehensive Income, Net Of Tax:	(6,958,904)						(6,958,904)
Stock Compensation Expense	(2,580)				(2,580)
Adjustments to Additional Paid in Capital, Warrant Repurchased	350,000
Payments for Repurchase of Warrants	(50,000)
Cash Dividends On Preferred Stock	(440,000)							(440,000)
Cash Dividends On Common Stock	(942,082)							(942,082)
Balance at at Dec. 31, 2013	$ 77,990,080	$ 22,000,000	$ 0	$ 31,449	$ 11,978,137	$ (4,330,712)	$ 472,406	$ 47,838,800